List of direct and indirect subsidiaries (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CI&T Delaware LLC
List of direct and indirect subsidiaries
Country of Origin	[1]	United States
CI&T Delaware LLC | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[1]	100.00%	0.00%	0.00%
CI&T Delaware LLC | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[1]	0.00%	0.00%	0.00%
CI&T Software S.A.
List of direct and indirect subsidiaries
Country of Origin		Brazil
CI&T Software S.A. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Software S.A. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	0.00%	0.00%
CI&T Inc. (“CI&T US”)
List of direct and indirect subsidiaries
Country of Origin		United States
CI&T Inc. (“CI&T US”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	100.00%	100.00%
CI&T Inc. (“CI&T US”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	0.00%	0.00%
CI&T Software Inc. (“CI&T Canada”)
List of direct and indirect subsidiaries
Country of Origin		Canada
CI&T Software Inc. (“CI&T Canada”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Software Inc. (“CI&T Canada”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T UK Limited. (“CI&T UK”)
List of direct and indirect subsidiaries
Country of Origin		United Kingdom
CI&T UK Limited. (“CI&T UK”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T UK Limited. (“CI&T UK”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Argentina S/A
List of direct and indirect subsidiaries
Country of Origin		Argentina
CI&T Argentina S/A | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Argentina S/A | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Japan, Inc.
List of direct and indirect subsidiaries
Country of Origin		Japan
CI&T Japan, Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	100.00%	100.00%
CI&T Japan, Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	0.00%	0.00%
CI&T China Inc.
List of direct and indirect subsidiaries
Country of Origin		China
CI&T China Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T China Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T IOT
List of direct and indirect subsidiaries
Country of Origin	[2]	Brazil
CI&T IOT | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[2]	0.00%	100.00%	100.00%
CI&T IOT | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[2]	0.00%	0.00%	0.00%
CI&T Portugal Unipessoal Lda.
List of direct and indirect subsidiaries
Country of Origin	[3]	Portugal
CI&T Portugal Unipessoal Lda. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	0.00%	100.00%	0.00%
CI&T Portugal Unipessoal Lda. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	100.00%	0.00%	0.00%
CI&T Australia PTY Ltd.
List of direct and indirect subsidiaries
Country of Origin	[4]	Australia
CI&T Australia PTY Ltd. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	0.00%	100.00%	0.00%
CI&T Australia PTY Ltd. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	100.00%	0.00%	0.00%
Dextra Inc.
List of direct and indirect subsidiaries
Country of Origin	[5]	United States
Dextra Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	0.00%	0.00%	0.00%
Dextra Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	100.00%	0.00%	0.00%
CINQ Inc.
List of direct and indirect subsidiaries
Country of Origin	[5]	United States
CINQ Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	0.00%	0.00%	0.00%
CINQ Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	100.00%	0.00%	0.00%

[1]	Refers to note 1.a.iii.
[2]	In July 2019, the subsidiary CI&T IOT Comércio de Hardware e Software Ltda. started its operations. The subsidiary’s main activity is the sale of technology devices and software on environment management platforms for efficient use of spaces. In April 2021, the partial spin-off on the CI&T IOT investment was approved with transfer of its net equity to the CI&T Brazil’s shareholders.
[3]	In June 2020, the subsidiary CI&T Portugal Unipessoal LDA ("CI&T Portugal") started operations in the city of Lisbon to meet the strategy of global expansion and strengthen the presence in the European market, acting with the same corporate purpose as the Group.
[4]	In October 2020, the subsidiary CI&T Australia PTY LTD was incorporated in the city of Brisbane, acting with the same corporate purpose as the Group.
[5]	In August 2021, the CI&T Brazil completed the acquisition of 100% of the shareholding control of Dextra Investimentos S.A. and its subsidiaries (see note 9).